Other Assets - Summary of Detailed Information About Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Other Assets [Abstract]
Prepaid income tax	¥ 553,938	¥ 59,707
Recoverable value-added tax	500,436	474,690
Prepayments	114,380	89,547
Derivative financial assets	38,403	0
Repossessed assets	37,085	58,629
Deferred expenses	24,133	27,524
Others	12,210	17,144
Other assets gross	1,280,585	727,241
Less: Provisions for impairment	(31,161)	(40,292)
Other assets	¥ 1,249,424	¥ 686,949